UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: July 1, 2021 - June 30, 2022

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

FORM N-PX

ICA File Number:  811-02444

Registrant Name:  The Bond Fund of America

Reporting Period:  07/01/2021 - 06/30/2022

The Bond Fund of America

DIAMOND OFFSHORE DRILLING, INC. Meeting Date: JAN 21, 2022 Record Date: DEC 03, 2021 Meeting Type: ANNUAL
Ticker: DIAM20 Security ID: 25271C201
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director John H. Hollowell	Management	For	For
1.2	Elect Director Patrick Carey Lowe	Management	For	For
1.3	Elect Director Adam C. Peakes	Management	For	For
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	For
3	Ratify Deloitte & Touche LLP as Auditors	Management	For	For

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Principal Executive Officer

Date: August 29, 2022